Employee Information - Summary of Average Number of Employees (Detail) - Continuing operations [member] - Employee Employee in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of number of employees [line items]
Average number of employees	30,339	32,719	37,265
North America [member]
Disclosure of number of employees [line items]
Average number of employees	16,295	16,841	19,951
Core [member]
Disclosure of number of employees [line items]
Average number of employees	5,291	5,664	5,936
Growth [member]
Disclosure of number of employees [line items]
Average number of employees	8,268	9,868	11,114
Other Segment [member]
Disclosure of number of employees [line items]
Average number of employees	485	346	264